Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Presentation And Principles Of Consolidation [Policy Text Block]
Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Immune and its subsidiaries: Immune Pharmaceuticals Ltd. (“Immune Ltd.”), Immune Pharmaceuticals USA Corp., Maxim Pharmaceuticals, Inc., Cytovia, Inc. and Immune Oncology Pharmaceuticals Inc. All material inter-company transactions and balances have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and instructions to Form 10-Q and do not include all disclosures necessary for a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. GAAP. These financial statements should be read in conjunction with the consolidated financial statements and related notes for the year ended December 31, 2017 filed on April 2, 2018. The results of operations for the three and nine months ended September 30, 2018 and 2017 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period. In the opinion of management, the accompanying unaudited interim consolidated financial statements contain all material adjustments, including normal and recurring accruals, necessary to present fairly the Company's consolidated financial position as of September 30, 2018, the results of operations for the three and nine months ended September 30, 2018 and 2017 and cash flows for the nine months ended September 30, 2018 and 2017.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Immune and its subsidiaries: Immune Pharmaceuticals Ltd. (“Immune Ltd.”), Immune Pharmaceuticals USA Corp., Maxim Pharmaceuticals, Inc., Cytovia, Inc. and Immune Oncology Pharmaceuticals Inc. All material inter-company transactions and balances have been eliminated in consolidation.

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“United States GAAP”) and instructions to Form 10-K.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and expenses during the reported periods. Significant estimates include impairment of long lived assets (including intangible assets and In-Process R&D (“IPR&D”)), amortization period of intangible assets, fair value of stock-based compensation, fair value of warrants and derivative liabilities, and valuation of deferred tax assets and liabilities. Actual results could differ from those estimates.

Use of Estimates

In preparing consolidated financial statements in conformity with United States GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and expenses during the reported periods. Significant estimates include impairment of long lived assets (including intangible assets and In-Process R&D (“IPR&D”), amortization period of intangible assets, fair value of stock based compensation, fair value of warrants and derivative liabilities, and valuation of deferred tax assets and liabilities. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider investments with original maturities of three months or less to be cash equivalents. Restricted cash primarily represents cash not available to us for immediate and general use. We maintain cash accounts with certain major financial institutions in the United States and Israel. Our cash on deposit may exceed United States federally insured limits at certain times during the year.

Cash and Cash Equivalents

We consider investments with original maturities of three months or less to be cash equivalents. Restricted cash primarily represents cash not available to us for immediate and general use. We maintain cash accounts with certain major financial institutions in the United States and Israel. Our cash on deposit may exceed United States federally insured limits at certain times during the year.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

We account for the purchases of intangible assets in accordance with the provisions of
Accounting Standards Classification (“ASC”) 350, Intangibles.
We recognize intangible assets based on their acquisition cost. Intangible assets determined to have indefinite lives are not amortized, but rather tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying amount may no longer be recoverable. If any of our intangible assets are considered to be impaired, the amount of impairment to be recognized is the excess of the carrying amount of the assets over its fair value. Intangible assets with definitive lives are reviewed for impairment only if indicators exist in accordance with
ASC 360, Property, Plant and Equipment
, and are amortized or depreciated over the shorter of their estimated useful lives or the statutory or contractual term, and in the case of patents, on a straight-line basis.

We perform an analysis annually to determine whether an impairment of intangible assets has occurred. As of June 30, 2018, we evaluated our intangible assets for human antibodies and anti-ferritin antibodies, because of events that occurred during the second quarter, which indicate that the carrying amount may no longer be recoverable. Based on this evaluation, we determined that these intangible assets had no value and were fully impaired, as discussed in Note 6. Additionally, we evaluated the AmiKet IPR&D as of December 31, 2017 for impairment. There was no impairment as of December 31, 2017. See In-Process Research and Development below for a further discussion regarding the valuation of the AmiKet IPR&D.

Intangible Assets

We account for the purchases of intangible assets in accordance with the provisions of
Accounting Standards Classification (“ASC”) 350, Intangibles.
We recognize intangible assets based on their acquisition cost. Intangible assets determined to have indefinite lives are not amortized, but rather tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying amount may no longer be recoverable. If any of our intangible assets are considered to be impaired, the amount of impairment to be recognized is the excess of the carrying amount of the assets over its fair value. Intangible assets with definitive lives are reviewed for impairment only if indicators exist in accordance with
ASC 360, Property, Plant and Equipment
, and are amortized or depreciated over the shorter of their estimated useful lives or the statutory or contractual term, and in the case of patents, on a straight-line basis.

We perform an analysis annually to determine whether an impairment of intangible assets has occurred. In particular, we evaluated the AmiKet IPR&D as of December 31, 2017 and 2016 for impairment. We determined that it is more likely than not that the AmiKet IPR&D was impaired as of December 31, 2016. There was no impairment as of December 31, 2017. See In-Process Research and Development below for a further discussion regarding the valuation of the AmiKet IPR&D.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Depreciation is recognized using the straight-line method over the useful live of the related asset. Expenditures for maintenance and repairs that do not improve or extend the expected useful life of the assets are expensed to operations while major repairs are capitalized.

	Method	Estimated Useful Life (Years)
Computers and accessories	Straight-line	3 - 5
Equipment	Straight-line	3 - 5
Furniture and fixtures	Straight-line	3 - 7

Property and equipment consisted of the following ($ in thousands):

	December 31,
	2017	2016
Computers and software	$-	$103
Equipment	-	284
Furniture and fixtures	-	94
	-	481
Less accumulated depreciation	-	(165)
	$-	$316

During the year ended December 31, 2017, we disposed of property and equipment of approximately $325,000. This was comprised of the disposal of lab related property and equipment of approximately $267,000 upon the termination of the lease agreement in May 2017 and the disposal of financial software not placed in service of approximately $58,000. Depreciation expense amounted to approximately $19,000 and $88,000 for the years ended December 31, 2017 and 2016, respectively.

In Process Research and Development, Policy [Policy Text Block]
In-Process Research and Development

IPR&D represents the estimated fair value assigned to R&D projects acquired in a purchased business combination that have not been completed at the date of acquisition and which have no alternative future use. IPR&D assets acquired in a business combination are capitalized as indefinite-lived intangible assets. These assets remain indefinite-lived until the completion or abandonment of the associated R&D efforts. During the period prior to completion or abandonment, these acquired indefinite-lived assets are not amortized but are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired.

We recorded an asset, IPR&D, with an initial book value of $27.5 million, related to the acquisition of AmiKet in August 2013 as part of the merger with Epicept. We completed an impairment analysis of the IPR&D as of December 31, 2016 and concluded that the following factors indicate that the IPR&D asset was impaired: a decision by management to delay indefinitely any further development of AmiKet; the failure to sell or license AmiKet to a third party; and the significant reduction in our market capitalization. For the year ended December 31, 2016, we recorded an impairment charge of $12.5 million in our consolidated statement of operations, which represents the excess of the IPR&D asset’s carrying value over its estimated fair value. The estimated fair value of the IPR&D asset of $15 million is based upon the value ascribed to AmiKet in an arm’s length agreement, which we negotiated with an unrelated third party and a valuation was performed by an independent specialist as of December 31, 2017.

The nano-encapsulation technology that we utilize in our NanoCyclo product candidate is applicable to AmiKet and we are considering developing Amiket Nano as a next generation, improved formulation of AmiKet with significant new patent protection. We are determining the optimal path forward for this program.

In-Process Research and Development

IPR&D represents the estimated fair value assigned to R&D projects acquired in a purchased business combination that have not been completed at the date of acquisition and which have no alternative future use.  IPR&D assets acquired in a business combination are capitalized as indefinite-lived intangible assets. These assets remain indefinite-lived until the completion or abandonment of the associated R&D efforts. During the period prior to completion or abandonment, these acquired indefinite-lived assets are not amortized but are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the asset might be impaired.

We recorded an asset, IPR&D, with an initial book value of $27.5 million, related to the acquisition of AmiKet in August 2013 as part of the merger with Epicept. We completed an impairment analysis of the IPR&D as of December 31, 2016 and concluded that the following factors indicate that the IPR&D asset was impaired: a decision by management to delay indefinitely any further development of AmiKet; the failure to sell or license AmiKet to a third party; and the significant reduction in our market capitalization. We recorded an impairment charge of $12.5 million in our consolidated statement of operations, which represents the excess of the IPR&D asset’s carrying value over its estimated fair value for the year ended December 31, 2016. The estimated fair value of the IPR&D asset as of December 31. 2016 was based upon the value ascribed to AmiKet in an arm’s length agreement, which we negotiated with an unrelated third party.

In the fourth quarter of 2017, we decided to apply the nano-encapsulation technology to AmiKet and develop Amiket Nano as a next generation, improved formulation of AmiKet. Previously, we had considered developing Amiket Nano but temporarily abandoned the project to focus on other development programs. Current management has decided to renew AmiKet Nano development activities based on the results of the BNS research. Additionally, the incorporation of the nano technology with AmiKet provides significant new patent protection for AmiKet Nano.

Segment Reporting, Policy [Policy Text Block]
Segment Information

We operate in one reportable segment: acquiring, developing and commercializing prescription drug products. Accordingly, we report the accompanying consolidated financial statements in the aggregate, including all of our activities in one reportable segment. Approximately 8% and 9% of our assets were located outside of the United States as of December 31, 2017 and 2016, respectively,

Research and Development Expense, Policy [Policy Text Block]
Research and Development

R&D expenses consist primarily of payroll and related costs for our drug development and scientific personnel, clinical trials costs, manufacturing costs, and costs of outsourced R&D services. R&D costs are expensed as incurred.

Research and Development

R&D expenses consist primarily of payroll and related costs for our drug development and scientific personnel, clinical trials costs, manufacturing costs, and costs of outsourced R&D services. R&D costs are expensed as incurred.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Translation into United States dollars

The United States dollar is our functional currency. We conduct certain transactions in foreign currencies, particularly, the Israeli Shekel and the Euro, which are recorded at the exchange rate as of the transaction date. All exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are nominal and reflected as non-operating income or expense in the statements of operations, as they arise.

Translation into United States dollars

The United States dollar is our functional currency. We conduct certain transactions in foreign currencies, particularly, the Israeli Shekel and the Euro, which are recorded at the exchange rate as of the transaction date. All exchange gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are nominal and reflected as non-operating income or expense in the statements of operations, as they arise.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

We recognize compensation expense for all equity-based payments. Stock based compensation issued to employees is accounted for under
ASC 718, Compensation - Share Compensation
(“ASC 718”). We utilize the Black-Scholes valuation method to recognize compensation expense over the vesting period. The Black-Scholes valuation model requires the use of certain assumptions as inputs, including the expected life, volatility, risk-free interest rate and anticipated forfeiture of the stock options. We utilize the short cut method per the provisions of ASC 718 to calculate the expected life of the options. We base the risk-free interest rate on the rates paid on securities issued by the United States Treasury with a term approximating the expected life of the options. We estimate expected stock price volatility for our common stock by taking the average historical price volatility for industry peers combined with our historical data based on daily price observations. Estimates of pre-vesting option forfeitures are based on our experience. We adjust our estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and impacts the amount of compensation expense to be recognized in future periods.

We account for stock-based transactions with non-employees based upon the fair value of the equity instruments issued, in accordance with
ASC 505-50, Equity-Based Payments to Non-Employees
. Significant factors that affect the expense related to equity-based payments to non-employees include the estimated fair market value of the common stock underlying the stock options and the estimated volatility of such fair market value. The value of non-employee options is re-measured every quarter until performance is complete. Income or expense is recognized during the vesting terms. Accounting for equity-based payments to non-employees requires fair value estimates of the equity instrument grant, which we estimate based upon the value of our common stock at the date of grant.

Stock-based Compensation

We recognize compensation expense for all equity-based payments. Stock based compensation issued to employees is accounted for under
ASC 718, Compensation – Share Compensation
(“ASC 718”). We utilize the Black-Scholes valuation method to recognize compensation expense over the vesting period. The Black-Scholes valuation model requires the use of certain assumptions as inputs, including the expected life, volatility, risk-free interest rate and anticipated forfeiture of the stock options. We utilize the short cut method per the provisions of ASC 718 to calculate the expected life of the options. We base the risk-free interest rate on the rates paid on securities issued by the United States Treasury with a term approximating the expected life of the options. We estimate expected stock price volatility for our common stock by taking the average historical price volatility for industry peers combined with the our historical data based on daily price observations. Estimates of pre-vesting option forfeitures are based on our experience. We adjust our estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and impacts the amount of compensation expense to be recognized in future periods.

We account for stock-based transactions with non-employees based upon the fair value of the equity instruments issued, in accordance with
ASC 505-50, Equity-Based Payments to Non-Employees
. Significant factors that affect the expense related to equity-based payments to non-employees include the estimated fair market value of the common stock underlying the stock options and the estimated volatility of such fair market value. The value of non-employee options is re-measured every quarter until performance is complete. Income or expense is recognized during the vesting terms. Accounting for equity-based payments to non-employees requires fair value estimates of the equity instrument grant, which we estimate based upon the value of our common stock at the date of grant.

Stockholders' Equity, Policy [Policy Text Block]
Reverse Stock Split

On April 12, 2017, we announced a reverse stock split (the “Reverse Split”) of our shares of common stock (“Common Stock”) at a ratio of 1-for-20. Beginning with the opening of trading on April 13, 2017, our common stock began trading on a post-split basis on the Nasdaq Capital Market (“NASDAQ”). Every twenty shares of issued and outstanding Common Stock were automatically combined into one issued and outstanding share of Common Stock. Our shareholders ratified the effectiveness of the Reverse Split at our Annual Meeting of Stockholders, held and adjourned on February 15, 2018, and reconvened on February 23, 2018.

The Reverse Split affected all issued and outstanding shares of Common Stock, as well as Common Stock underlying stock options, warrants and convertible instruments outstanding immediately prior to the effectiveness of the Reverse Split. The Reverse Split reduced the total number of shares of Common Stock outstanding from approximately 194.3 million to approximately 9.7 million and was reflected on our Statement of Financial Position by a reduction in Common Stock of approximately $15.6 million and a corresponding increase in Additional Paid-in Capital of the same amount because the par value per share of our Common Stock did not change.

No fractional shares were issued in connection with the Reverse Split. Any fractional share of common stock that would otherwise have resulted from the Reverse Split was rounded up to the nearest whole share.

All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the Reverse Split, including reclassifying an amount equal to the reduction in par value to Additional Paid-in Capital.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes in accordance with ASC 740 “Income Taxes.” We are required to file income tax returns in the appropriate foreign, U.S. federal, state and local jurisdictions, including New Jersey, New York State, New York City and Israel. Since we had losses in the past, all prior years that generated net operating loss carry-forwards are open and subject to audit examination.

Income taxes are accounted for under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized based upon the differences arising from carrying amounts of our assets and liabilities for tax and financial reporting purposes using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in the period when the change in tax rates is enacted. A valuation allowance is established when it is determined that it is more likely than not that some portion or all of the deferred tax assets will not be realized. A full valuation allowance has been applied against our net deferred tax assets as of December 31, 2017 and 2016, due to projected losses and because it is not more likely than not that we will realize future benefits associated with these deferred tax assets. Our policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. ASC 740 prescribes how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. Additionally, for tax positions to qualify for deferred tax benefit recognition under ASC 740, the position must have at least a “more likely than not” chance of being sustained upon challenge by the respective taxing authorities, which criteria is a matter of significant judgment. We had gross liabilities recorded of $70,000 and $60,000 for the years ended December 31, 2017 and 2016, respectively, to account for potential state income tax exposure. Our policy is to record interest and penalty related to the underpayment of income taxes or unrecognized tax benefits as a component of its income tax provision, of which such amounts were immaterial for the years ended December 31, 2017 and 2016.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Patents

We charge external patent costs, such as filing fees and associated attorney fees and costs associated with maintaining and defending our patents subsequent to their issuance, to expense as and when incurred.

Patents

We charge external patent costs, such as filing fees and associated attorney fees and costs associated with maintaining and defending our patents subsequent to their issuance, to expense as and when incurred.

Clinical Trial Accruals [Policy Text Block]
Clinical Trial Accruals

We outsource the conduct of our pre-clinical and clinical trials to third party contract research organizations (CROs) and clinical investigators. Our clinical supplies are manufactured by third party contract manufacturing organizations (CMOs). Invoicing from these third parties may be monthly based upon services performed or periodically based upon milestones achieved. We accrue these expenses based upon our assessment of the status of each clinical trial and the work completed, and upon information obtained from the CROs and CMOs. Our estimates are dependent upon the timeliness and accuracy of data provided by the CROs and CMOs regarding the status and cost of the studies and may not match the actual services performed by the organizations. Discrepancies could result in adjustments to our research and development expenses recorded in future periods. We have not had any significant adjustments to date.

Clinical Trial Accruals

We outsource the conduct of our pre-clinical and clinical trials to third party contract research organizations (CROs) and clinical investigators. Our clinical supplies are manufactured by third party contract manufacturing organizations (CMOs). Invoicing from these third parties may be monthly based upon services performed or periodically based upon milestones achieved. We accrue these expenses based upon our assessment of the status of each clinical trial and the work completed, and upon information obtained from the CROs and CMOs. Our estimates are dependent upon the timeliness and accuracy of data provided by the CROs and CMOs regarding the status and cost of the studies, and may not match the actual services performed by the organizations. Discrepancies could result in adjustments to our research and development expenses recorded in future periods. We have not had any significant adjustments to date.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

From time to time, new accounting standards are issued by the Financial Accounting Standards Board ("FASB") or other standard setting bodies. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its consolidated financial position or results of operations upon adoption.

New accounting standards which have been adopted

In January 2016, the FASB issued
Accounting Standards Update No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”
(“ASU 2016-01”). ASU 2016-01 changes accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. ASU 2016-01 does not apply to equity investments in consolidated subsidiaries or those accounted for under the equity method of accounting. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Equity investments with readily determinable fair values will be measured at fair value with changes in fair value recognized in net income. Companies have the option to either measure equity investments without readily determinable fair values at fair value or at cost adjusted for changes in observable prices minus impairment. The ASU enhances the reporting model for financial instruments, which includes amendments to address aspects of recognition, measurement, presentation and disclosure. ASU 2016-01 was effective for us beginning in the first quarter of 2018. Adoption of ASU 2016-01 did not have a material effect on our consolidated financial statements as we do not hold any publicly traded equity investments.

In August 2016, the FASB issued
Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments"
(“ASU 2016-15”). ASU 2016-15 clarifies how companies present and classify certain cash receipts and cash payments in the statement of cash flows where diversity in practice exists. ASU 2016-15 was effective for us in our first quarter of fiscal 2018. We did not have any changes to the presentation of our Consolidated Statement of Cash Flows upon adoption of the standard.

In October 2016, the FASB issued
Accounting Standards Update No. 2016-16, "Intra-Entity Transfers of Assets Other Than Inventory”
(“ASU 2016-16”). ASU 2016-16 requires the income tax consequences of intra-entity transfers of assets other than inventory to be recognized as current period income tax expense or benefit and removes the requirement to defer and amortize the consolidated tax consequences of intra-entity transfers. ASU 2016-16 was effective for us in our first quarter of fiscal 2018. Adoption of ASU 2016-16 did not have a material effect on our consolidated financial statements as we did not have any intra-entity transfers of assets.

In November 2016, the FASB issued
Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) Restricted Cash”
(“ASU 2016-18”). The amendments of ASU No. 2016-18 were issued to address the diversity in classification and presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows which is currently not addressed under Topic 230. The ASU requires an entity to include amounts generally described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning of period and end of period total amounts on the statement of cash flows. ASU 2016-18 was effective for us in our first quarter of fiscal 2018. Adoption of ASU 2016-18 resulted in reclassification of restricted cash in the consolidated statements of cash flows for the nine months ended September 30, 2017.

New accounting standards which have not yet been adopted

In February 2016, the FASB issued
Accounting Standards Update No. 2016-02, "Leases (Topic 842)"
(“ASU 2016-02”). ASU 2016-02 provides accounting guidance for both lessee and lessor accounting models. Among other things, lessees will recognize a right-of-use asset and a lease liability for leases with a duration of greater than one year. For income statement purposes, ASU 2016-02 will require leases to be classified as either an operating or finance lease. Operating leases will result in straight-line expense while finance leases will result in a front-loaded expense pattern. The new standard will be effective for us on January 1, 2019.
We expect the adoption of ASU 2016-02 to result in an increase in right-of-use assets and related liabilities of approximately $500,000 on our consolidated balance sheet related to our assets that are currently classified as operating leases, primarily for office space.

In July 2018, the FASB issued
Accounting Standards Update 2018-11 “Leases (Topic 842) Targeted Improvements”
which provides entities with an alternative transition method for adopting the new lease standard. Entities can elect to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings. Consequently, comparative periods will continue to be accounted for in accordance with the current lease standard (Topic 840) and the disclosures will be in accordance with ASC 840. We are assessing this option in conjunction with its analysis of ASU 2016-02.

In August 2017, the FASB issued
Accounting Standards Update No. 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
” (“ASU 2017-12”). ASU 2017-12 provides guidance for improving and more closely aligning a company’s financial reporting of its hedging relationships with the objective of a company’s risk management activities. Among other provisions, the new standard (1) eliminates the separate measurement and reporting of hedge ineffectiveness and (2) permits an entity to recognize in earnings the initial value of an excluded component under a systematic and rational method over the life of the derivative instrument. The new standard will be effective for us on January 1, 2019. We do not expect the adoption of ASU 2017-12 to have a material effect on our consolidated financial statements as we do not anticipate engaging in any hedging activities.

In March 2018, the FASB Issued
Accounting Standards Update No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118
 ("ASU 2018-05"). ASU 2018-05 was issued to incorporate into Topic 740 recent SEC guidance related to the income tax accounting implications of the Tax Cut and Jobs Act (the "Tax Act"). The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address concerns about reporting entities’ ability to timely comply with the accounting requirements to recognize all of the effects of the Tax Act in the period of enactment. SAB 118 permits companies to disclose that some or all of the income tax effects from the Tax Act are incomplete by the due date of the financial statements, and if possible, disclose a reasonable estimate of such tax effects. ASU 2018-05 is effective immediately. ASU 2018-05 permits companies to use provisional amounts for certain income tax effects of the Tax Act during a one-year measurement period. The provisional accounting impacts for us may change in future reporting periods until the accounting analysis is finalized, which will occur no later than the first quarter of fiscal 2019.

In June 2018, the FASB issued
Accounting Standards Update No. 2018-07, “Improvements to Nonemployee Share-Based Payment
Accounting"
 (“ASU 2018-07”), to
simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. This ASU is effective for public entities for fiscal years beginning after December 15, 2018, with early adoption permitted. Prior to the adoption of ASU 2018-07, stock-based compensation awarded to non-employees was subject to revaluation over its vesting terms. Subsequent to the adoption of ASU 2018-07, non-employee share-based payment awards are measured on the date of grant, similar to share-based payment awards granted to employees. We currently have not adopted this ASU as we are assessing its effect.

Recently Issued Accounting Standards

New accounting standards which have been adopted

In March 2016, the FASB issued
Accounting Standards Update No. 2016-09, "Compensation-Stock Compensation"
(ASU 2016-09). The new standard was effective for us on January 1, 2017. Among other provisions, the new standard requires that excess tax benefits and tax deficiencies that arise upon vesting or exercise of share-based payments be recognized as income tax benefits and expenses in the income statement. Previously, such amounts were recorded to additional paid-in-capital. This aspect of the new guidance was required to be adopted prospectively. Adoption of ASU 2016-09 did not have a material impact on the income tax provision for the year ended December 31, 2017.

In January 2017, the FASB issued
Accounting Standards Update No. 2017-01, “Business Combinations” (ASU 2017-01)
. ASU 2017-01 provides guidance for evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities (a “set”) does not qualify to be a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in an identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, the guidance requires a set to be considered a business to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs and removes the evaluation as to whether a market participant could replace the missing elements. During the year ended December 31, 2017, we early adopted ASU 2017-11. The acquisition of the Ceplene rights, did not meet the definition of a business in accordance with ASU 2017-01 (see Note 7).

In July 2017, the FASB issued
Accounting Standards Update ("ASU") No. 2017-11, Earnings Per Share
(Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features, II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception ("ASU 2017-11"). ASU 2017-11 revises the guidance for instruments with down round features in Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity, which is considered in determining whether an equity-linked financial instrument qualifies for a scope exception from derivative accounting. An entity still is required to determine whether instruments would be classified in equity under the guidance in Subtopic 815-40 in determining whether they qualify for that scope exception. If they do qualify, freestanding instruments with down round features are no longer classified as liabilities. ASU 2017-11 is effective for annual and interim periods beginning after December 15, 2018, and early adoption is permitted, including adoption in an interim period. During the year ended December 31, 2017, we early adopted ASU 2017-11. The impact of this adoption is that the down-round provisions within our warrants issued with the April 2017 Convertible Notes qualify for a scope exception from derivative accounting and were recorded in equity. ASU 2017-11 provides that upon adoption, an entity may apply this standard retrospectively to outstanding financial instruments with a down round feature by means of a cumulative-effect adjustment to the opening balance of retained earnings in the fiscal year and interim period of adoption. We did not have any other outstanding instruments with down round provisions and therefore no cumulative-effect adjustment was made to retained earnings.

New accounting standards which have not yet been adopted

In January 2016, the FASB issued
Accounting Standards Update No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”.
ASU 2016-01 changes accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. ASU 2016-01 does not apply to equity investments in consolidated subsidiaries or those accounted for under the equity method of accounting. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Equity investments with readily determinable fair values will be measured at fair value with changes in fair value recognized in net income. Companies have the option to either measure equity investments without readily determinable fair values at fair value or at cost adjusted for changes in observable prices minus impairment. The ASU enhances the reporting model for financial instruments, which includes amendments to address aspects of recognition, measurement, presentation and disclosure. ASU 2016-01 will be effective for us beginning in the first quarter of 2018. We do not expect the adoption of ASU 2016-01 to have a material effect on our consolidated financial statements as we do not hold any publicly traded equity investments.

In February 2016, the FASB issued
Accounting Standards Update No. 2016-02, "Leases"
(ASU 2016-02). ASU 2016-02 provides accounting guidance for both lessee and lessor accounting models. Among other things, lessees will recognize a right-of-use asset and a lease liability for leases with a duration of greater than one year. For income statement purposes, ASU 2016-02 will require leases to be classified as either an operating or finance lease. Operating leases will result in straight-line expense while finance leases will result in a front-loaded expense pattern. The new standard will be effective for us on January 1, 2019. We expect the implementation of this standard to have an impact on our consolidated financial statements and related disclosures as we expect to have aggregate future minimum lease payments under future non-cancelable leased office space.

In August 2016, the FASB issued
Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments"
(ASU 2016-15). ASU 2016-15 clarifies how companies present and classify certain cash receipts and cash payments in the statement of cash flows where diversity in practice exists. ASU 2016-15 is effective for us in our first quarter of fiscal 2018. We do not expect any changes to the presentation of our Consolidated Statement of Cash Flows upon adoption of the standard.

In October 2016, the FASB issued
Accounting Standards Update No. 2016-16, "Intra-Entity Transfers of Assets Other Than Inventoy”
(ASU 2016-16). ASU 2016-16 requires the income tax consequences of intra-entity transfers of assets other than inventory to be recognized as current period income tax expense or benefit and removes the requirement to defer and amortize the consolidated tax consequences of intra-entity transfers. ASU 2016-16 is effective for us in our first quarter of fiscal 2018. We do not expect the adoption of ASU 2016-16 to have a material effect on our consolidated financial statements as we do not anticipate any intra-entity transfers of assets.

In November 2016, the FASB issued
Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) Restricted Cas”
. The amendments of ASU No. 2016-18 were issued to address the diversity in classification and presentation of changes in restricted cash and restricted cash equivalents on the statement of cash flows which is currently not addressed under Topic 230. The ASU would require an entity to include amounts generally described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning of period and end of period total amounts on the statement of cash flows. ASU 2016-18 is effective for us in our first quarter of fiscal 2018. We expect the adoption of ASU 2016-18 to result in reclassification of restricted cash in the consolidated statements of cash flows for the year ended December 31, 2017.

In August 2017, the FASB issued
Accounting Standards Update No. 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvments to Accounting for Hedging Activities
”. ASU 2017-12 provides guidance for improving and more closely aligning a company’s financial reporting of its hedging relationships with the objective of a company’s risk management activities. Among other provisions, the new standard (1) eliminates the separate measurement and reporting of hedge ineffectiveness and (2) permits an entity to recognize in earnings the initial value of an excluded component under a systematic and rational method over the life of the derivative instrument. The new standard will be effective for us on January 1, 2019. We do not expect the adoption of ASU 2017-12 to have a material effect on our consolidated financial statements as we do not anticipate engaging in any hedging activities.